Other Current Liabilities (Details) - Schedule of Other current liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Current Liabilities [Abstract]
Deferred revenue	$ 59,589
Deferred acquisition consideration	372,875
Total	$ 432,464